AIM DYNAMICS FUND - CLASS A, CLASS B, CLASS C, CLASS K AND INVESTOR CLASS SHARES
                                       AIM
   SMALL COMPANY GROWTH FUND - CLASS A, CLASS B, CLASS C, CLASS K AND INVESTOR
                                  CLASS SHARES
                 AIM S&P 500 INDEX FUND - INVESTOR CLASS SHARES

                         Supplement dated April 29, 2005
  to the Prospectus dated November 19, 2004 as supplemented November 19, 2004,
      December 29, 2004 (Supplement A), January 27, 2005 and March 2, 2005

The following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 10 of the Prospectus:

         "PORTFOLIO MANAGERS

         The following individuals are primarily responsible for the day-to-day management of their respective Fund's portfolio holdings:

         FUND                               PORTFOLIO MANAGER(s)

         Dynamics                           Paul J. Rasplicka
                                            Karl Farmer

         Small Company Growth               Jay K. Rushin

         S&P 500 Index                      Jeremy Lefkowitz

         DYNAMICS FUND

         PAUL J. RASPLICKA (lead manager), is Senior Portfolio Manager and has been responsible for Dynamics Fund since 2004. He has been associated with the Advisor and/or its affiliates since 1994.

         KARL FARMER is Portfolio Manager and has been responsible for Dynamics Fund since 2005. He has been associated with the Advisor and/or its affiliates since 1998.

         They are assisted by the MidCap Growth & GARP (growth at a reasonable price) Team.

         SMALL COMPANY GROWTH FUND

         JAY K. RUSHIN (lead manager), is Portfolio Manager and has been responsible for Small Company Growth Fund since 2004. He has been associated with the Advisor and/or its affiliates since 1998.

         Mr. Rushin is assisted by the Aggressive Growth Team.

         S&P 500 INDEX FUND

         JEREMY LEFKOWITZ, Portfolio Manager, has been responsible for the S&P 500 Index Fund since 2003. He is head of INVESCO Institutional's Structured Products Group ("SPG") Portfolio Management Team, which is responsible for the management of all stock selection, tactical asset allocation, and index portfolios. He has been associated with the Advisor and/or its affiliates since 1982. He is assisted by SPG's Portfolio Management Team.

         More information on the Funds' management teams may be found on our website http://www.aiminvestments.com/teams. The website is not part of this prospectus."

                     AIM DYNAMICS FUND - INSTITUTIONAL CLASS

                         Supplement dated April 29, 2005
                    to the Prospectus dated November 19, 2004
       as supplemented November 19, 2004, December 29, 2004 (Supplement A)
                                and March 2, 2005


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 7 of the Prospectus:

         "PORTFOLIO MANAGERS

         The Advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the Fund's portfolio are:

         o PAUL J. RASPLICKA (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 1994.

         o KARL FARMER, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 1998.

         They are assisted by the Mid Cap Growth & GARP (growth at a reasonable price) Team. More information on the Fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."

         AIM MID CAP STOCK FUND - CLASS A, CLASS B, CLASS C, CLASS K AND
                             INVESTOR CLASS SHARES

                         Supplement dated April 29, 2005
            to the Prospectus dated November 19, 2004 as supplemented
              November 19, 2004, December 29, 2004 (Supplement A),
                        March 2, 2005 and March 23, 2005


The following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 8 of the Prospectus:

         "PORTFOLIO MANAGERS

         The Advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the management of the Fund's portfolio is:

         PAUL J. RASPLICKA, Senior Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 1994.

         Mr. Rasplicka is assisted by the Mid Cap Growth & GARP (growth at a reasonable price) Team. More information on the Fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."

               AIM MID CAP STOCK FUND - INSTITUTIONAL CLASS SHARES

                         Supplement dated April 29, 2005
            to the Prospectus dated November 19, 2004 as supplemented
              November 19, 2004, December 29, 2004 (Supplement A),
                        March 2, 2005 and March 23, 2005


The following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 7 of the Prospectus:

         "PORTFOLIO MANAGERS

         The Advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the Fund's portfolio is:

         PAUL J. RASPLICKA, Senior Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with the Advisor and/or its affiliates since 1994.

         Mr. Rasplicka is assisted by the Mid Cap Growth & GARP (growth at a reasonable price) Team. More information on the Fund's management team may be found on our website (http://www.aiminvestment.com/teams). The website is not a part of this prospectus."

                                 AIM STOCK FUNDS

                             AIM MID CAP STOCK FUND

   Supplement dated April 29, 2005 to the Statement of Additional Information dated November 19, 2004 as supplemented April 1, 2005

The following information is added after the second paragraph under the heading "REGULATORY INQUIRIES AND PENDING LITIGATION - Ongoing Regulatory Inquiries Concerning IFG and AIM" in the Statement of Additional Information:

                  "Pending Regulatory Civil Action Alleging Market Timing

                  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against A I M Advisors, Inc. ("AIM"), INVESCO Funds Group, Inc. ("IFG") and A I M Distributors, Inc. ("ADI"), as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
         Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.

                  If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is no assurance that such exemptive relief will be granted."

                                 AIM STOCK FUNDS

                                AIM DYNAMICS FUND
                          AIM SMALL COMPANY GROWTH FUND
                             AIM S&P 500 INDEX FUND

   Supplement dated April 29, 2005 to the Statement of Additional Information dated November 19, 2004 as supplemented April 1, 2005

The following information is added after the second paragraph under the heading "REGULATORY INQUIRIES AND PENDING LITIGATION - Ongoing Regulatory Inquiries Concerning IFG and AIM" in the Statement of Additional Information:

                  "Pending Regulatory Civil Action Alleging Market Timing

                  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against A I M Advisors, Inc. ("AIM"), INVESCO Funds Group, Inc. ("IFG") and A I M Distributors, Inc. ("ADI"), as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
         Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.

                  If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is no assurance that such exemptive relief will be granted."